Interest Expenses and Income (Tables)	12 Months Ended
Dec. 31, 2020
Interest Expenses And Income
Schedule of Interest Expenses and Income
in EUR thousands	2020 Effective interest expenses	2020 Interest espenses	2019 Effective interest expenses	2019 Interest expenses	2018 Effective interest expenses	2018 Interest expenses
Convertible bond 2017/2022	26	122	32	136	30	156
EIB loan 2017	269	975	202	1.046	40	1,458
EIB loan 2019	33	488	11	457	-	-
Purchase price liability (earn-out and start-up costs)	-	750	-	650	-	-
Leasing	-	179	-	124	-	-
Other	218	-	-	53	-	-
Total	546	2,534	245	2,466	170	1,614